Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Sep. 30, 2013
Restricted cash
Percentage of proceeds from future capital raised required to be placed in escrow	0.50
Escrow deposit required	$ 9.4
Karlsson Group
Restricted cash
Percentage of proceeds from future capital raised required to be placed in escrow	0.50
Escrow deposit required	9.4
Amount remaining in escrow	$ 0.4